Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Financial liabilities measured on a recurring basis	$ 0	$ 0	$ 0